CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023
Operating expenses:
Research and development	$ 2,737,656	$ 1,181,334	$ 4,458,144
Marketing and advertising	1,674,387	67,276	2,801,776
General and administrative	1,326,159	582,106	2,374,347
Total operating expenses	5,738,202	1,830,716	9,634,267
Loss from operations	(5,738,202)	(1,830,716)	(9,634,267)
Other income (expense):
Change in fair value of warrant liability	439,611	(54,285)	442,134
Interest income and other, net	61,710	24,556	96,530
Other income (expense)	339	8	340
Total other income (expense), net	501,660	(29,721)	539,004
Net loss before taxes	(5,236,541)	(1,860,437)	(9,095,263)
Net loss	$ (5,236,541)	$ (1,859,437)	$ (9,095,263)
Basic loss per common share	$ (0.27)	$ (0.19)	$ (0.63)
Diluted loss per common share	$ (0.27)	$ (0.19)	$ (0.63)
Weighted-average number of basic shares outstanding	19,271,521	9,673,870	14,472,695
Weighted-average number of diluted shares outstanding	19,271,521	9,673,870	14,472,695